Assets Held for Sale - Details of Assets Held For Sale and Related Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Property, plant and equipment	₩ 29,400,141	₩ 29,925,973	₩ 30,018,273
Assets held for sale	34,210	74,158
Liabilities
Others	25
Assets held for sale and related liabilities [member]
Assets
Cash and cash equivalents	934
Other financial assets	273
Property, plant and equipment	32,284
Others	719
Posco [member]
Assets
Assets held for sale	32,244
Posco [member] | Assets held for sale and related liabilities [member]
Assets
Property, plant and equipment	32,244
Subsidiaries [member]
Assets
Assets held for sale	1,966	37,837
Liabilities
Others	25	8
Subsidiaries [member] | Assets held for sale and related liabilities [member]
Assets
Cash and cash equivalents	934	374
Other financial assets	273	185
Property, plant and equipment	40	32,972
Others	₩ 719	₩ 4,306